Staff expenses - Summary of Staff Expenses (Detail) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Staff Expenses [Abstract]
Salaries	€ 1,741	€ 1,666
Pension costs and other staff-related benefit costs	187	190
Social security costs	265	261
Share-based compensation arrangements	17	26
External employees	469	439
Education	31	41
Other staff costs	100	100
Total staff expenses	€ 2,811	€ 2,723